Income Taxes - Significant components of the Company's deferred tax assets and liabilities (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Significant components of the Company's deferred tax assets and liabilities
Accruals	$ 221,841	$ 229,348
Intangible assets	737,719	818,127
Depreciation and amortization	7,458,252	7,379,214
Expenses no currently deductible	982,475	1,140,594
Net operating loss carryforwards	9,475,773	6,013,400
Interest expense limitation	251,023	226,588
Stock-based compensation	400,813	2,882,814
Valuation allowance	$ (18,052,458)	$ (17,053,830)